Redeemable Convertible Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Apr. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Aug. 17, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized | shares							10,000,000	10,000,000
Proceeds from issuance of redeemable convertible preferred stock				$ 29.8
Preferred to Common exchange ratio							0.34
Redeemable convertible preferred stock issuance costs				$ 0.2
Redeemable convertible preferred stock par or stated value per share | $ / shares							$ 0.001	$ 0.001
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock allocated to investors | shares	55,000,000
Redeemable convertible preferred stock shares authorized | shares	55,700,000
Redeemable convertible preferred stock issued during period shares new issues | shares	18,700,000				11,000,000	26,000,000
Redeemable convertible preferred stock issue price per share | $ / shares	$ 1.00				$ 1.00
Proceeds from issuance of redeemable convertible preferred stock	$ 14.0				$ 11.0	$ 26.0
Repayments of convertible notes and accrued interest	$ 4.7
Preferred to Common exchange ratio										1.00
Redeemable convertible preferred stock issue price per share | $ / shares						$ 1.00
Aggregate Temporary Stock Issuance Costs					$ 0.1
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized | shares				45,372,051
Redeemable convertible preferred stock issued during period shares new issues | shares				22,686,025
Redeemable convertible preferred stock issue price per share | $ / shares				$ 1.32
Redeemable convertible preferred stock issuance costs			$ 0.1
Series B Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from issuance of redeemable convertible preferred stock			$ 30.0
Series B-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized | shares							27,152,255
Redeemable convertible preferred stock issued during period shares new issues | shares		27,152,255
Redeemable convertible preferred stock issue price per share | $ / shares		$ 1.89
Proceeds from issuance of redeemable convertible preferred stock		$ 51.1
Preferred to Common exchange ratio									1.00
Redeemable convertible preferred stock issuance costs		$ 0.1